CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss	$ (9,579)	$ (4,202)	$ (29,397)	$ (17,347)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	80	81	319	314
Impairment of long-lived assets			0	0
Depreciation and amortization	24	24	95	95
Accretion of available-for-sale marketable securities, net	(71)			(194)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	(2,644)	(257)	5,567	(1,008)
Operating lease liabilities	(24)	(22)	(93)	(82)
Net cash used in operating activities	(7,689)	(4,138)	(18,305)	(21,040)
Investing activities
Net cash used in investing activities	(10,883)			22,468
Financing activities
Proceeds from the exercise of stock options	3	5	5	2
Net cash (used in) provided by financing activities	(1,603)	5	27,000	2
Cash and cash equivalents - beginning of period	31,614	22,919	22,919	21,489
Cash and cash equivalents - end of period	11,439	18,786	31,614	22,919	$ 21,489
Cara Therapeutics, Inc.
Operating activities
Net loss	(4,906)	(30,696)	(70,867)	(118,513)	(85,474)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	1,426	3,345	8,929	13,730	17,734
Non-cash interest expense on liability related to sales of future royalties and milestones, net of issuance costs accretion	2,867	1,982	8,473	604
Impairment of long-lived assets			4,274	0	0
Inventory write-down			2,963
Depreciation and amortization	0	42	192	259	248
Noncash lease expense		269	766	2,075	1,422
Accretion of available-for-sale marketable securities, net		(510)	(543)	(400)	264
Changes in operating assets and liabilities:
Accounts receivable, net - related party	(822)	1,047	2,358	495	(3,260)
Inventory		80	(1,042)	(438)	201
Income tax receivable			697
Other receivables	579	49	(1,034)	(59)	(41)
Prepaid expenses	(1,063)	2,364	7,625	8,113	(13,748)
Accounts payable and accrued expenses	(2,773)	(10,151)	(21,439)	3,275	5,679
Operating lease liabilities			(4,363)	(1,918)	(1,755)
Reimbursement of lease incentive		1,726	2,094	807
Other				(108)
Net cash used in operating activities	(4,692)	(30,453)	(60,917)	(92,078)	(78,730)
Investing activities
Proceeds from maturities of available-for-sale marketable securities		59,000	82,000	155,441	220,435
Proceeds from redemptions of available-for-sale marketable securities, at par				4,000	4,000
Purchases of available-for-sale marketable securities		(32,213)	(32,213)	(113,605)	(95,685)
Purchases of property and equipment		(836)	(1,046)	(2,375)	(43)
Net cash used in investing activities		25,951	48,741	43,461	128,707
Financing activities
Proceeds from milestone received from royalty purchase and sale agreement	2,500
Payments to royalty purchase and sale agreement	(1,494)	(685)	(3,604)
Net proceeds from sales of common stock under open market sales agreement				1,117
Proceeds from the exercise of stock options				560	311
Net cash (used in) provided by financing activities	1,006	(685)	(3,604)	38,151	311
Net decrease in cash, cash equivalents and restricted cash	(3,686)	(5,187)	(15,780)	(10,466)	50,288
Cash and cash equivalents - beginning of period	37,903	53,683	53,683	64,149	13,861
Cash and cash equivalents - end of period	$ 34,217	48,496	37,903	53,683	$ 64,149
Noncash investing and financing activities
Receivable for additional HCR financing earned			2,500
Incremental right-of-use asset in exchange for non-cash lease liability from modification of lease			3,417
Transfer of property and equipment per lease assignment			(3,417)
Initial direct costs included as right-of-use asset from modification of lease			$ 577
Accrual for leasehold improvements		$ 211		$ 778